Regulatory Capital (Components Of Tier 1 Capital And Total Capital) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013		Mar. 31, 2013	Dec. 31, 2012
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total stockholders' equity	$ 8,796.0		$ 8,838.8
Less: Goodwill	(403.5)		(334.6)
Qualifying allowance for credit losses and other reserves	352.6		356.1		386.0	379.3
Total Capital (to risk-weighted assets), Required Ratio for Capital Adequacy Purposes	10.00%		10.00%
Percentage of net unrealized pretax gains permitted in Tier 2 capital on AFS equity securities	45.00%
CIT Group Inc [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total qualifying capital	8,686.2		8,791.2
Risk-weighted assets	51,752.3		50,571.2
Total Capital (to risk-weighted assets), Actual	16.80%		17.40%
Total Capital (to risk-weighted assets), Required Ratio for Capital Adequacy Purposes	10.00%		10.00%
Tier 1 Capital (to risk-weighted assets), Actual	16.10%		16.70%
Tier 1 Capital (to risk-weighted assets), Required Ratio for Capital Adequacy Purposes	6.00%		6.00%
Tier 1 Leverage Ratio, Actual	17.50%		18.10%
Tier 1 Leverage Ratio, Required Ratio for Capital Adequacy Purposes	4.00%		4.00%
CIT Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total qualifying capital	2,833.4		2,790.2
Risk-weighted assets	16,284.4		15,451.9
Total Capital (to risk-weighted assets), Actual	17.40%		18.10%
Total Capital (to risk-weighted assets), Required Ratio for Capital Adequacy Purposes	10.00%		10.00%
Tier 1 Capital (to risk-weighted assets), Actual	16.10%		16.80%
Tier 1 Capital (to risk-weighted assets), Required Ratio for Capital Adequacy Purposes	6.00%		6.00%
Tier 1 Leverage Ratio, Actual	15.90%		16.90%
Tier 1 Leverage Ratio, Required Ratio for Capital Adequacy Purposes	5.00%		5.00%
Tier 1 Capital [Member] | CIT Group Inc [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total stockholders' equity	8,796.0		8,838.8
Effect of certain items in accumulated other comprehensive loss excluded from Tier 1 Capital	22.3		24.2
Adjusted total equity	8,818.3		8,863.0
Less: Goodwill	(407.2)	[1]	(338.3)	[1]
Disallowed intangible assets	(18.2)		(20.3)
Investment in certain subsidiaries	(31.0)		(32.3)
Other Tier 1 components	(28.5)	[2]	(32.6)	[2]
Tier 1 Capital	8,333.4		8,439.5
Tier 1 Capital [Member] | CIT Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total stockholders' equity	2,629.3		2,596.6
Adjusted total equity	2,629.3		2,596.6
Tier 1 Capital	2,629.3		2,596.6
Tier 2 Capital [Member] | CIT Group Inc [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Investment in certain subsidiaries	(31.0)		(32.3)
Qualifying allowance for credit losses and other reserves	383.6	[3]	383.9	[3]
Other Tier 2 components	0.2	[4]	0.1	[4]
Tier 2 Capital [Member] | CIT Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Qualifying allowance for credit losses and other reserves	$ 204.1	[3]	$ 193.6	[3]

[1]	Goodwill and disallowed intangible assets adjustments also reflect the portion included within assets held for sale.
[2]	Includes the portion of net deferred tax assets that does not qualify for inclusion in Tier 1 capital based on the capital guidelines, the Tier 1 capital charge for nonfinancial equity investments, qualifying noncontrolling interests and the Tier 1 capital deduction for net unrealized losses on available-for-sale marketable securities (net of tax).
[3]	“Other reserves” represents additional credit loss reserves for unfunded lending commitments, letters of credit, and deferred purchase agreements, all of which are recorded in Other Liabilities.
[4]	Banking organizations are permitted to include in Tier 2 Capital up to 45% of net unrealized pretax gains on available-for-sale equity securities with readily determinable fair values.